Note 10 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
		Actual		Required for Capital Adequacy Purposes		Required to be Well-Capitalized Under Prompt Corrective Action Provisions
December 31, 2024		Amount	Ratio	Amount	Ratio	Amount	Ratio
Tier 1 Leverage Ratio	(1)	$13,916	37.80%	$1,472	4.00%	$1,841	5.00%
Common Equity Tier 1	(2)	13,916	73.80%	849	4.50%	1,226	6.50%
Tier 1 Risk-Based Capital	(2)	13,916	73.80%	1,131	6.00%	1,508	8.00%
Total Risk-Based Capital	(2)	$14,101	74.78%	$1,508	8.00%	$1,886	10.00%
		Actual		Required for Capital Adequacy Purposes		Required to be Well-Capitalized Under Prompt Corrective Action Provisions
December 31, 2023		Amount	Ratio	Amount	Ratio	Amount	Ratio
Tier 1 Leverage Ratio	(1)	$14,016	38.40%	$1,459	4.00%	$1,824	5.00%
Common Equity Tier 1	(2)	14,016	72.99%	864	4.50%	1,247	6.50%
Tier 1 Risk-Based Capital	(2)	14,016	72.99%	1,151	6.00%	1,535	8.00%
Total Risk-Based Capital	(2)	$14,216	74.03%	$1,535	8.00%	$1,919	10.00%